PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
Summary of property and equipment, net

As of September 30, 2021, and December 31, 2020, property and equipment, net consisted of the following:

	As of
	September 30,	December 31,
	2021	2020
Brick machines	$2,381,174	$2,534,700
Right-of-Use assets - vehicles	171,276	135,620
Furniture and equipment	84,514	84,514
Leasehold improvements	165,680	138,630
Demonstration & test equipment	10,221,080	—
Total property and equipment	13,023,724	2,893,464
Less: accumulated depreciation	(1,017,332)	(67,705)
Property and equipment, net	$12,006,392	$2,825,759

	2020	2019
Brick machines	$2,534,700	$973,992
Right of use assets – vehicles	135,620	123,796
Furniture and equipment	84,514	—
Leasehold improvements	138,630	155,196
Total property and equipment	2,893,464	1,242,596
Less: accumulated depreciation	(67,705)	(10,388)
Property and equipment, net	$2,825,759	$1,242,596